CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2021	24,410,393
Beginning balance, value at Dec. 31, 2021	$ 2	$ 208,867	$ (59)	$ (36,392)	$ 172,418
Unrealized loss on investments			(407)		(407)
Stock based compensation		5,476			5,476
Issuance of common stock upon exercise of stock options		617			617
Issuance of common stock upon exercise of stock options (in shares)	298,712
Issuance of common stock under ESPP		150			150
Issuance of common stock under ESPP, shares	13,869
Net loss				(51,511)	(51,511)
Ending balance, shares at Dec. 31, 2022	24,722,974
Ending balance, value at Dec. 31, 2022	$ 2	215,110	(466)	(87,903)	126,743
Unrealized gain on investments			265		265
Stock based compensation		2,384			2,384
Issuance of common stock upon exercise of stock options		223			223
Issuance of common stock upon exercise of stock options (in shares)	93,966
Net loss				(16,520)	(16,520)
Ending balance, shares at Mar. 31, 2023	24,816,940
Ending balance, value at Mar. 31, 2023	$ 2	217,717	(201)	(104,423)	113,095
Beginning balance, shares at Dec. 31, 2022	24,722,974
Beginning balance, value at Dec. 31, 2022	$ 2	215,110	(466)	(87,903)	126,743
Net loss					(55,108)
Ending balance, shares at Sep. 30, 2023	27,653,187
Ending balance, value at Sep. 30, 2023	$ 3	268,926	(195)	(143,011)	125,723
Beginning balance, shares at Dec. 31, 2022	24,722,974
Beginning balance, value at Dec. 31, 2022	$ 2	215,110	(466)	(87,903)	126,743
Unrealized gain on investments			703		703
Stock based compensation		11,906			11,906
Issuance of common stock in connection with ATM, net	$ 1	44,282			44,283
Issuance of common stock in connection with ATM, net, shares	2,662,721
Vesting of restricted stock units, shares	9,913
Issuance of common stock upon exercise of stock options		986			$ 986
Issuance of common stock upon exercise of stock options (in shares)	338,987				338,987
Issuance of common stock under ESPP		356			$ 356
Issuance of common stock under ESPP, shares	28,108
Net loss				(75,521)	(75,521)
Ending balance, shares at Dec. 31, 2023	27,762,703
Ending balance, value at Dec. 31, 2023	$ 3	272,640	237	(163,424)	109,456
Beginning balance, shares at Mar. 31, 2023	24,816,940
Beginning balance, value at Mar. 31, 2023	$ 2	217,717	(201)	(104,423)	113,095
Unrealized loss on investments			(22)		(22)
Stock based compensation		3,034			3,034
Issuance of common stock in connection with ATM, net	$ 1	44,282			44,283
Issuance of common stock in connection with ATM, net, shares	2,662,721
Vesting of restricted stock units, shares	815
Issuance of common stock upon exercise of stock options		333			333
Issuance of common stock upon exercise of stock options (in shares)	106,756
Issuance of common stock under ESPP		228			228
Issuance of common stock under ESPP, shares	13,866
Net loss				(19,025)	(19,025)
Ending balance, shares at Jun. 30, 2023	27,601,098
Ending balance, value at Jun. 30, 2023	$ 3	265,594	(223)	(123,448)	141,926
Unrealized gain on investments			28		28
Stock based compensation		3,237			3,237
Vesting of restricted stock units, shares	5,312
Issuance of common stock upon exercise of stock options		95			95
Issuance of common stock upon exercise of stock options (in shares)	46,777
Net loss				(19,563)	(19,563)
Ending balance, shares at Sep. 30, 2023	27,653,187
Ending balance, value at Sep. 30, 2023	$ 3	268,926	(195)	(143,011)	125,723
Beginning balance, shares at Dec. 31, 2023	27,762,703
Beginning balance, value at Dec. 31, 2023	$ 3	272,640	237	(163,424)	109,456
Unrealized loss on investments			(270)		(270)
Stock based compensation		4,200			4,200
Vesting of restricted stock units, shares	2,776
Issuance of common stock upon exercise of stock options		704			704
Issuance of common stock upon exercise of stock options (in shares)	133,282
Net loss				(23,186)	(23,186)
Ending balance, shares at Mar. 31, 2024	27,898,761
Ending balance, value at Mar. 31, 2024	$ 3	277,544	(33)	(186,610)	90,904
Beginning balance, shares at Dec. 31, 2023	27,762,703
Beginning balance, value at Dec. 31, 2023	$ 3	272,640	237	(163,424)	$ 109,456
Issuance of common stock upon exercise of stock options (in shares)					265,482
Net loss					$ (64,198)
Ending balance, shares at Sep. 30, 2024	28,867,711
Ending balance, value at Sep. 30, 2024	$ 3	307,888	224	(227,622)	80,493
Beginning balance, shares at Mar. 31, 2024	27,898,761
Beginning balance, value at Mar. 31, 2024	$ 3	277,544	(33)	(186,610)	90,904
Unrealized loss on investments			(50)		(50)
Stock based compensation		3,865			3,865
Issuance of common stock in connection with ATM, net		23,635			23,635
Issuance of common stock in connection with ATM, net, shares	800,000
Vesting of restricted stock units, shares	2,716
Issuance of common stock upon exercise of stock options		511			511
Issuance of common stock upon exercise of stock options (in shares)	119,239
Issuance of common stock under ESPP		308			308
Issuance of common stock under ESPP, shares	34,034
Net loss				(24,775)	(24,775)
Ending balance, shares at Jun. 30, 2024	28,854,750
Ending balance, value at Jun. 30, 2024	$ 3	305,863	(83)	(211,385)	94,398
Unrealized gain on investments			307		307
Stock based compensation		2,003			2,003
Issuance of common stock upon exercise of stock options		22			22
Issuance of common stock upon exercise of stock options (in shares)	12,961
Net loss				(16,237)	(16,237)
Ending balance, shares at Sep. 30, 2024	28,867,711
Ending balance, value at Sep. 30, 2024	$ 3	$ 307,888	$ 224	$ (227,622)	$ 80,493